Nature of business and organization (Details)	12 Months Ended
Dec. 31, 2023
C Q B V I [Member]
Place of incorporation	A British Virgin Islands company
Incorporation date	Incorporated on December 14, 2015
Principal activites	A holding company
Ownership	100% owned by CDT Cayman
C D T B V I [Member]
Place of incorporation	A British Virgin Islands company
Incorporation date	Incorporated on June 26, 2015
Principal activites	A holding company
Ownership	100% owned by CDT Cayman
Ultra H K [Member]
Place of incorporation	A Hong Kong company
Incorporation date	Incorporated on February 27, 2015
Principal activites	A holding company
Ownership	100% owned by CQ BVI
C D T H K [Member]
Place of incorporation	A Hong Kong company
Incorporation date	Incorporated on July 30, 2015
Principal activites	A holding company
Ownership	100% owned by CDT BVI
Shenzhen C D T [Member]
Incorporation date	Incorporated on August 27, 2012
Principal activites	Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services
Ownership	100% collectively owned by Ultra HK (15%) and CDT HK (85%)
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 60,000,000
B J C D T [Member]
Incorporation date	Incorporated on April 25, 2016
Principal activites	Providing sewage treatment services
Ownership	100% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 20,000,000
F J L S Y [Member]
Incorporation date	Incorporated on March 13, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
T J C D T [Member]
Incorporation date	Incorporated on October 22, 2014
Principal activites	Providing sewage treatment services
Ownership	100% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 10,000,000
C D C D T [Member]
Incorporation date	Incorporated on March 26, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
B J C X C D T [Member]
Incorporation date	Incorporated on September 7, 2016
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
B D C D T [Member]
Incorporation date	Incorporated on October 21, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
H S C D T [Member]
Incorporation date	Incorporated on May 18, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 3,000,000
G X C D T [Member]
Incorporation date	Incorporated on January 29, 2016	[1]
Principal activites	Providing sewage treatment services	[1]
Ownership	51% owned by Shenzhen CDT	[1]
Nature of company	A PRC limited liability company	[1]
Registered capital	Registered capital of RMB 5,000,000	[1]
H Z C D T [Member]
Incorporation date	Incorporated on February 6, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
H H H T C D T [Member]
Incorporation date	Incorporated on February 11, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
T Y C D T [Member]
Incorporation date	Incorporated on March 23, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
X M Y D T [Member]
Incorporation date	Incorporated on April 9, 2015	[2]
Principal activites	Providing sewage treatment services	[2]
Ownership	51% owned by Shenzhen CDT	[2]
Nature of company	A PRC limited liability company	[2]
Registered capital	Registered capital of RMB 5,000,000	[2]

[1]	In March 2024, the Company disposed of its entire 51% ownership in GX CDT and transferred its ownership to Chun’E Zhao, the legal representative of GX CDT for consideration of RMB 500. The disposal of GX CDT did not have a material impact on the Company’s consolidated financial statements.
[2]	In January 2022, the Company disposed of its entire 51% ownership in XM YDT and transferred its ownership to a third party for consideration of approximately $5,000. The disposal of XM YDT did not have a material impact on the Company’s consolidated financial statements.